INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Tax Assets, Tax Deferred Expense	$ 877,000
State and City deferred income taxes	469,000	0	0
Increase Decrease In Deferred Tax Assets	145,000
Increase Decrease In Deferred Tax Liabilities	641,000
Increase Decrease In Deferred Taxes On Unrealized Gain On Available-For-Sale Securities	27,000
Current Federal Tax Expense (Benefit)	41,175
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 121,103